Employees' End-of-Service Benefits - Schedule of Employees' End-of-Service Benefits (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Employees
Balance at the beginning of the year		$ 166,606	د.إ 611,777	د.إ 412,678	د.إ 412,678
Add: provided for the period	[1]	26,187	96,160		355,819
Less: paid during the period		(15,996)	(58,738)	د.إ (14,395)	(156,720)
Balance at the end of the period		$ 176,797	د.إ 649,199		د.إ 611,777

[1]	As per the court ruling on December 10, 2024, a payment of AED 142,326 was made to Arsalan Masood as part of his end of service benefits. This amount represents the actual expense recognized in accordance with the legal decision. The stated amount has already been deducted from the advance payment account. The remaining balance will be transferred to our bank by the court in 2025.